Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.7%
Grand Canyon University, 4.125%, 10/1/24	$2,000	$ 1,894,400
		$ 1,894,400
Hospital — 0.7%
Montefiore Obligated Group, 4.287%, 9/1/50	$3,240	$ 2,026,768
		$ 2,026,768
Other — 0.9%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,430	$ 2,593,247
		$ 2,593,247
Total Corporate Bonds (identified cost $8,133,054)		$ 6,514,415

Tax-Exempt Municipal Obligations — 107.3%
Security	Principal Amount (000's omitted)	Value
Education — 2.2%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/49(1)	$560	$ 519,546
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	185	139,416
Boyle County, KY, (Centre College), 4.50%, 6/1/53	1,000	982,210
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	210	202,982
5.375%, 6/15/48(1)	395	361,350
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	315,390
District of Columbia, (District of Columbia International School), 5.00%, 7/1/49	185	183,229
District of Columbia, (KIPP DC), 4.00%, 7/1/44	410	357,713
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	750	753,105
Jacksonville, FL, (Jacksonville University), 5.00%, 6/1/53(1)	1,000	886,960
Public Finance Authority, WI, (North Carolina Leadership Academy), 5.00%, 6/15/54(1)	455	397,638
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	245	189,586
5.00%, 4/1/40(1)	620	608,914
Security	Principal Amount (000's omitted)	Value
Education (continued)
Public Finance Authority, WI, (Roseman University of Health Sciences): (continued)
5.00%, 4/1/50(1)	$165	$ 154,377
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/49	70	62,922
5.00%, 10/15/54	110	97,498
		$ 6,212,836
Electric Utilities — 7.1%
Austin, TX, Electric Utility Revenue, 5.25%, 11/15/53(2)	$4,000	$ 4,431,280
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	5,750	5,191,043
Hawaii Department of Budget and Finance, (Hawaiian Electric Co., Inc.), 3.20%, 7/1/39	2,520	2,127,182
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.50%, 5/15/47	2,000	2,218,080
New York Power Authority, Green Bonds, 4.00%, 11/15/55	2,000	1,939,840
Omaha Public Power District, NE, 5.00%, 2/1/47(2)	4,000	4,402,320
		$ 20,309,745
Escrowed/Prerefunded — 2.7%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	$275	$ 306,581
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	35	39,720
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	10	11,348
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	5	5,505
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/50	6,400	6,606,848
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	770	779,001
		$ 7,749,003
General Obligations — 11.8%
Chicago Board of Education, IL, 5.00%, 12/1/42	$6,410	$ 6,339,041
Chicago, IL, 5.50%, 1/1/49	5,000	5,275,550
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/48	1,600	1,571,600
Detroit, MI:
5.50%, 4/1/36	435	458,581
5.50%, 4/1/40	680	702,828
Illinois:
4.25%, 12/1/37	6,000	6,024,240

Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Illinois: (continued)
5.00%, 5/1/36	$3,500	$ 3,524,325
Jackson County School District No. 6, OR, 0.00%, 6/15/41	710	320,934
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	4,000	4,342,640
Puerto Rico:
0.00%, 7/1/33	2,000	1,225,620
4.00%, 7/1/35	2,000	1,864,060
Township of Freehold, NJ:
1.00%, 10/15/29	575	493,149
1.00%, 10/15/30	1,035	864,049
1.00%, 10/15/31	975	790,579
		$ 33,797,196
Hospital — 6.2%
Camden County Improvement Authority, NJ, (Cooper Health System), 5.75%, 2/15/42	$665	$ 665,831
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	670	626,685
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 2/15/47	1,105	1,027,540
Illinois Finance Authority, (Presence Health Network):
3.75%, 2/15/34	1,190	1,200,555
4.00%, 2/15/36	2,500	2,518,350
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University Obligated Group), 5.00%, 5/1/57	3,000	3,086,010
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/48	1,000	925,690
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	1,770	1,860,553
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/48	500	468,690
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(2)	3,500	3,513,265
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	2,025	1,957,689
		$ 17,850,858
Housing — 2.4%
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	$4,255	$ 2,829,532
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.70%, 7/1/53	2,000	1,987,260
Security	Principal Amount (000's omitted)	Value
Housing (continued)
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 4.25%, 9/1/43	$1,000	$ 978,690
New York City Housing Development Corp., NY, 3.85%, 11/1/42	1,000	918,170
		$ 6,713,652
Industrial Development Revenue — 10.3%
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.70%, 5/1/53	$2,540	$ 2,579,776
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	2,000	1,912,280
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	2,980	2,711,234
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	1,500	1,523,535
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	725	731,554
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	1,415	1,221,711
(AMT), 4.875%, 11/1/42(1)	1,555	1,387,371
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	560	504,347
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.125%, 9/15/23	170	170,088
(AMT), 5.25%, 9/15/29	1,900	1,905,415
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	2,560	2,925,466
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	1,500	1,467,525
(AMT), 5.00%, 10/1/40	4,405	4,507,813
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	2,000	1,755,600
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	3,935	3,882,153
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	145	143,259
		$ 29,329,127
Insured - Education — 1.9%
New York Dormitory Authority, (School Districts Financing Program), (BAM), 5.00%, 10/1/42(2)	$5,000	$ 5,410,050
		$ 5,410,050

Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 3.1%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project J), (AGM), 5.00%, 7/1/64	$1,875	$ 1,970,400
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), (AGM), 5.25%, 5/15/53(2)	3,000	3,295,260
New York Power Authority, Green Transmission Revenue, (AGM), 4.00%, 11/15/47(2)	3,750	3,726,375
		$ 8,992,035
Insured - Other Revenue — 0.1%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$280	$ 215,390
		$ 215,390
Insured - Special Tax Revenue — 5.5%
Metropolitan Pier and Exposition Authority, IL, (McCormick Place), (BAM), 4.00%, 12/15/42	$2,000	$ 1,944,560
Miami-Dade County, FL, Professional Sports Franchise Facilities:
(AGC), 6.875%, 10/1/34	4,000	4,905,080
(AGC), 7.00%, 10/1/39	6,000	7,292,580
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	720	700,005
(AGM), 3.75%, 5/1/40	855	822,211
		$ 15,664,436
Insured - Transportation — 9.2%
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	$710	$ 710,731
Metropolitan Transportation Authority, NY, Green Bonds, (AGM), 4.00%, 11/15/48	6,225	6,095,894
New York Thruway Authority, (AGM), 3.00%, 1/1/46	4,895	3,864,260
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AGM), (AMT), 4.00%, 7/1/35	460	460,000
(AGM), (AMT), 4.00%, 7/1/37	1,295	1,265,888
North Carolina Turnpike Authority, (Triangle Expressway System):
(AGC), 0.00%, 1/1/35	4,000	2,541,600
(AGC), 0.00%, 1/1/36	13,000	7,798,960
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.00%, 12/31/57	3,375	3,459,544
		$ 26,196,877
Lease Revenue/Certificates of Participation — 6.5%
Baltimore, MD, (Harbor Point), 4.875%, 6/1/42	$320	$ 307,933
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Economic Development Authority, (Portal North Bridge), 5.00%, 11/1/52	$2,000	$ 2,102,360
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	465	484,065
5.00%, 6/15/44	4,260	4,483,224
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	800	792,648
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/38	20,000	10,295,000
		$ 18,465,230
Other Revenue — 2.4%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$3,205	$ 3,006,130
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	780	813,096
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	390	400,928
Military Installation Development Authority, UT, 4.00%, 6/1/41	500	406,920
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	605	596,203
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	1,605	1,679,889
		$ 6,903,166
Senior Living/Life Care — 7.3%
Atlantic Beach, FL, (Fleet Landing), 5.00%, 11/15/37	$3,405	$ 3,201,790
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation):
5.00%, 7/15/37	850	783,776
5.00%, 7/15/42	700	615,419
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 5.25%, 11/15/50	125	115,616
Colorado Health Facilities Authority, (Aberdeen Ridge), 5.00%, 5/15/58	1,110	812,631
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	185	180,425
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	165	165,053
6.375%, 1/1/33	30	30,020
Iowa Finance Authority, (Lifespace Communities, Inc.), 4.125%, 5/15/38	1,500	1,105,410
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	470	487,319
5.00%, 11/15/38(1)	310	315,134

Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(1)	$1,650	$ 1,454,392
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), Escrowed to Maturity, 5.00%, 10/1/24	360	364,392
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	1,480	1,003,114
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	265	240,689
5.625%, 7/1/46(1)	360	326,646
5.75%, 7/1/54(1)	780	703,342
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/31	1,235	1,204,878
5.00%, 1/1/32	1,295	1,254,091
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/32	80	77,247
5.00%, 7/1/33	50	47,950
5.00%, 7/1/34	55	52,362
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	750	725,992
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.00%, 6/1/41	1,030	811,496
Public Finance Authority, WI, (Mary's Woods at Marylhurst), 5.25%, 5/15/37(1)	630	600,138
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	100	110,088
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.625%, 11/15/41	1,335	1,256,021
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.00%, 10/1/37(1)	900	640,215
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.25%, 11/15/37	1,000	1,018,240
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/51(1)	1,335	1,035,973
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/49(1)	305	226,594
		$ 20,966,453
Special Tax Revenue — 6.8%
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	$140	$ 119,501
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(2)	6,900	7,485,741
New York Thruway Authority, Personal Income Tax Revenue, 4.00%, 3/15/44	1,000	986,510
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/51	$1,250	$ 264,250
5.00%, 7/1/58	4,015	3,924,100
Tolomato Community Development District, FL, 3.25%, 5/1/40	1,200	938,532
Triborough Bridge and Tunnel Authority, NY:
4.00%, 5/15/46	2,430	2,383,781
Green Bonds, 5.25%, 5/15/47(2)	2,125	2,377,429
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue, 4.00%, 5/15/48	1,000	978,780
		$ 19,458,624
Transportation — 18.6%
Chicago, IL, (O'Hare International Airport), (AMT), 5.50%, 1/1/55(2)	$1,500	$ 1,611,420
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport):
5.25%, 11/1/30	1,125	1,131,210
5.25%, 11/1/31	1,735	1,744,265
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	875	876,102
Houston, TX, (United Airlines, Inc.), (AMT), 5.00%, 7/1/29	2,060	2,067,375
Illinois Toll Highway Authority, 5.00%, 1/1/41(2)	5,575	5,769,623
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	1,520	1,595,711
Metropolitan Washington Airports Authority, D.C., (AMT), 4.00%, 10/1/51	2,200	2,071,564
Minneapolis-St. Paul Metropolitan Airports Commission, MN, 4.25%, 1/1/52	1,000	982,750
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	1,250	1,257,275
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 12/1/39	450	470,021
(AMT), 5.25%, 1/1/50	2,115	2,117,707
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 5.00%, 12/1/38	1,950	2,045,940
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/49	6,000	6,190,020
South Jersey Transportation Authority, NJ, 5.25%, 11/1/52	1,000	1,059,160
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	180	189,007
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	4,000	3,999,960

Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Transportation Commission, (Central Texas Turnpike System), 0.00%, 8/1/38	$850	$ 423,487
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	8,800	9,442,664
Virginia Small Business Financing Authority, (95 Express Lanes, LLC), (AMT), 4.00%, 1/1/39	955	900,489
Virginia Small Business Financing Authority, (Elizabeth River Crossings Opco, LLC):
(AMT), 4.00%, 1/1/38	1,000	953,730
(AMT), 4.00%, 1/1/40	1,000	935,870
Virginia Small Business Financing Authority, (Transform 66 P3):
(AMT), 5.00%, 12/31/49	4,365	4,408,868
(AMT), 5.00%, 12/31/52	1,000	1,008,970
		$ 53,253,188
Water and Sewer — 3.2%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/34	$2,070	$ 2,096,600
Texas Water Development Board:
4.80%, 10/15/52	1,500	1,598,100
5.00%, 10/15/47(2)	5,000	5,529,400
		$ 9,224,100
Total Tax-Exempt Municipal Obligations (identified cost $299,634,321)		$306,711,966

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
General Obligations — 1.2%
Chicago, IL:
7.375%, 1/1/33	$1,750	$ 1,876,455
7.781%, 1/1/35	1,400	1,551,914
		$ 3,428,369
Hospital — 1.4%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$4,000	$ 3,953,760
		$ 3,953,760
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.4%
Onondaga Civic Development Corp., NY, (Upstate Properties Development, Inc.), (BAM), 3.158%, 12/1/41	$1,610	$ 1,184,397
		$ 1,184,397
Insured - Housing — 0.4%
Oregon Facilities Authority, (CHF-Ashland, LLC - Southern Oregon University), (AGM), 3.508%, 7/1/41	$1,500	$ 1,180,815
		$ 1,180,815
Insured - Special Tax Revenue — 0.3%
Houston Uptown Development Authority, TX, Tax Increment Contract Revenue, (AGM), 3.464%, 9/1/40	$1,160	$ 899,615
		$ 899,615
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 458,047
3.72%, 9/1/27(1)	1,115	1,000,456
		$ 1,458,503
Transportation — 0.4%
Maryland Economic Development Corp., (Seagirt Marine Terminal), 4.75%, 6/1/42	$1,500	$ 1,223,445
		$ 1,223,445
Total Taxable Municipal Obligations (identified cost $14,557,596)		$ 13,328,904
Total Investments — 114.2% (identified cost $322,324,971)		$326,555,285
Other Assets, Less Liabilities — (14.2)%		$(40,724,902)
Net Assets — 100.0%		$285,830,383
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $26,671,504 or 9.3% of the Trust's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Eaton Vance
National Municipal Opportunities Trust
June 30, 2023
Portfolio of Investments (Unaudited) — continued

At June 30, 2023, the concentration of the Trust’s investments in the various states and territories, determined as a percentage of total investments, is as follows:
New York	20.7%
Texas	14.0%
Illinois	12.2%
Others, representing less than 10% individually	51.1%
The Trust invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 18.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 8.8% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue

The Trust did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Trust's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 6,514,415	$ —	$ 6,514,415
Tax-Exempt Municipal Obligations	—	306,711,966	—	306,711,966
Taxable Municipal Obligations	—	13,328,904	—	13,328,904
Total Investments	$ —	$326,555,285	$ —	$326,555,285
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semiannual or annual report to shareholders.